Revenue, costs of sales and gross profit margin - Schedule of Revenue, Costs of Sales and Gross Profit Margin (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue, Costs of Sales and Gross Profit Margin [Line Items]
Gross profit	$ 3,416,170	$ 2,403,421
Gross profit margin %	64.00%	58.00%
English Education Program (QHI) [Member]
Schedule of Revenue, Costs of Sales and Gross Profit Margin [Line Items]
Gross profit	$ 1,550,559	$ 2,178,611
English Education Program (RIL) [Member]
Schedule of Revenue, Costs of Sales and Gross Profit Margin [Line Items]
Gross profit	24,304	203,259
Professional Education and Training Programs (DU) [Member]
Schedule of Revenue, Costs of Sales and Gross Profit Margin [Line Items]
Gross profit	3,792,542	1,780,780
Costs of Services English Education Programs (QHI) [Member]
Schedule of Revenue, Costs of Sales and Gross Profit Margin [Line Items]
Gross profit	325,439	784,060
Costs of Services English Education Programs (RIL) [Member]
Schedule of Revenue, Costs of Sales and Gross Profit Margin [Line Items]
Gross profit	35,599	98,180
Costs of Services Professional Education and Training Programs (DU) [Member]
Schedule of Revenue, Costs of Sales and Gross Profit Margin [Line Items]
Gross profit	$ 1,590,197	$ 876,989